Investments in a Related Party and Other (OceanPal) (Narrative) (Details)			12 Months Ended
	Oct. 28, 2025 USD ($)	Oct. 17, 2023 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Item shares	Dec. 31, 2023 USD ($) shares
Related Party Transaction [Line Items]
Issuance of stock			$ 35,000	$ 28,047,000	$ 7,730,000
Issuance of new shares | shares			26,674	9,837,680
Gain on deconsolidation of subsidiary (Note 4(b))			$ 0	$ 0	844,000
Dividends income			0	0	3,000
Cash and cash equivalents			50,505,000	124,666,000	101,592,000
Vessels			1,045,512,000	1,069,204,000	1,114,247,000
Gain/(loss) from equity method investments			$ (2,810,000)	(146,000)	(262,000)
Realized loss				$ 400,000
Common stock, shares issued | shares			115,787,434	125,203,405
Proceeds from sale of investments			$ 3,005,000	$ 0	0
OceanPal [Member]
Related Party Transaction [Line Items]
Investments in a related party (Notes 2(y) and 5(a))			158,000	4,235,000
Unrealized loss on investments			$ 1,072,000	$ 3,905,000	1,022,000
Series B Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Number of votes of stockholders | Item				2,000
Maximum percentage of votes as a percentage of total votes				49.00%
Maximum total number of votes entitled to vote, including common stock or any other voting security				34.00%
Issuance of preferred stock, shares | shares				500,000
Proceeds from sale of investments	$ 3,005,000
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Conversion price | $ / shares			$ 6.50
Cumulative preferred dividend accruing rate			8.00%
Preferred stock liquidation preference per share | $ / shares			$ 1,000
Issuance of preferred stock, shares | shares			207	207
Trading days, term in convertible shares agreement			10 days
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Net gain recognized		$ 1,742,000
Issuance of preferred stock, shares | shares		10,000
Number of shares converted | shares		9,793
Number of shares converted | shares		3,649,474
Fair value of amount converted		$ 9,160,000
Percent of common stock owned		49.00%
Series D Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Net gain recognized					761,000
Equity Securities, fair value					$ 10,761,000
Preferred stock, Shares outstanding | shares					13,157
Common Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Common stock, shares issued | shares			145,978	3,649,474
Gain/(loss) on equity securities (Note 5(b))			$ (4,077,000)
Series C and Series D [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Dividends income			17,000	$ 17,000	$ 801,000
Series B and Series C Preferred Shares [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Investments in a related party (Notes 2(y) and 5(a))			$ 180,000	$ 180,000